OTHER PAYABLES AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2017
Payables and Accruals [Abstract]
SCHEDULE OF OTHER PAYABLES AND ACCRUED EXPENSES
Other payables and accrued expenses at December 31, 2017 and 2016 consisted of the following:

	December 31, 2017	December 31, 2016
	USD	USD
Payables to a potential investor (1)	$8,679,073	7,941,013
Salaries and bonuses payable	19,770,025	16,740,846
Accruals for sales promotion fee	19,346,659	4,391,160
Dividends payable to noncontrolling interest(2)	-	7,952,467
Payables for construction work	9,135,810	5,364,441
Other tax payables	2,891,714	1,918,248
Advance from customers	2,425,975	3,976,832
Deposits received	6,662,705	4,640,244
Others	6,915,903	6,872,894
Total	$75,827,864	59,798,145

(1)
The payables to a potential investor comprises deposits received from a potential investor in the amount of $5,227,846 and $4,924,164 as of December 31, 2017 and 2016, respectively, and related interest plus penalty on these deposits totaling $3,451,227 and $3,016,849 as of December 31, 2017 and 2016, respectively.

(2)
In March and July 2017, Shandong Taibang declared a cash dividend distribution amounting RMB220,000,000 (approximately $31,955,000) and RMB200,000,000 (approximately $29,994,000), of which RMB37,928,000 (approximately $5,509,042) and RMB34,480,000 (approximately $5,170,966) represented the dividends payable to a noncontrolling interest shareholder. In August 2017, all dividends payable balance was fully paid to the noncontrolling interest shareholder.